UNITED STATES
	                  SECURITIES AND EXCHANGE COMMISSION
        	             		Washington, D.C.  20549


	                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2012 Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   November 8, 2012


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:   $15768
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      481     5205 SH       SOLE                     5205
American Express               COM              025816109      328     5765 SH       SOLE                     5765
Amgen Inc.                     COM              031162100      406     4820 SH       SOLE                     4820
BHP Billiton Ltd.              COM              088606108      302     4405 SH       SOLE                     4405
Brown-Forman Cl. B             COM              115637209      389     5966 SH       SOLE                     5966
CBRE Group                     COM              12504L109      411    22320 SH       SOLE                    22320
CSX Corp.                      COM              126408103      293    14135 SH       SOLE                    14135
CVS Caremark Corp.             COM              126650100      544    11242 SH       SOLE                    11242
Caterpillar                    COM              149123101      365     4245 SH       SOLE                     4245
Cisco Systems Inc.             COM              17275R102      486    25455 SH       SOLE                    25455
Disney Walt Co.                COM              254687106      521     9970 SH       SOLE                     9970
DuPont (E.I.)                  COM              263534109      266     5290 SH       SOLE                     5290
Exxon Mobil Corp.              COM              30231G102      958    10473 SH       SOLE                    10473
General Electric               COM              369604103      565    24895 SH       SOLE                    24895
Hewlett-Packard Co.            COM              428236103      196    11510 SH       SOLE                    11510
Home Depot Inc.                COM              437076102      440     7293 SH       SOLE                     7293
Intel Corp.                    COM              458140100      421    18600 SH       SOLE                    18600
Johnson & Johnson              COM              478160104      543     7880 SH       SOLE                     7880
Kinder Morgan                  COM              49456B101      470    13240 SH       SOLE                    13240
Manitowoc Co.                  COM              563571108      259    19385 SH       SOLE                    19385
McDonalds Corp                 COM              580135101      506     5510 SH       SOLE                     5510
Met-Pro Corp.                  COM              590876306      129    14392 SH       SOLE                    14392
Microsoft Corp.                COM              594918104      423    14200 SH       SOLE                    14200
Oracle Corp.                   COM              68389X105      440    14000 SH       SOLE                    14000
PepsiCo Inc.                   COM              713448108      625     8834 SH       SOLE                     8834
Pfizer Inc.                    COM              717081103      639    25727 SH       SOLE                    25727
Phillips 66                    COM              718546104      468    10086 SH       SOLE                    10086
Procter & Gamble               COM              742718109      878    12665 SH       SOLE                    12665
QUALCOMM Inc.                  COM              747525103      543     8686 SH       SOLE                     8686
RGC Resources                  COM              74955L103      186    10315 SH       SOLE                    10315
Schlumberger Ltd.              COM              806857108      402     5551 SH       SOLE                     5551
United Technologies            COM              913017109      361     4610 SH       SOLE                     4610
Wells Fargo & Co.              COM              949746101      428    12381 SH       SOLE                    12381
Xstrata plc                    COM              98418K105       86    27760 SH       SOLE                    27760
iShr MSCI EAFE                 COM              464287465      322     6080 SH       SOLE                     6080
iShr MSCI Emerging Mkts        COM              464287234      344     8335 SH       SOLE                     8335
iShr MSCI Pacific Ex Japan     COM              464286665      342     7680 SH       SOLE                     7680